Note 5 - Note Payable: Amounts Recorded in Other Expense (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2018	Feb. 23, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Stock Issued During Period, Value, Other					$ 640,962
Pacific Leaf Ventures Lp
Royalty Expense			$ 1,530,000	$ 269,818
Royalty Buyout Payment				2,309,818
Extinguishment of Debt, Amount			(20,075)
Other Expenses		$ 250,000	3,045,925	510,000
Share Payment2 | Pacific Leaf Ventures Lp
Stock Issued During Period, Value, Other			36,000
Short Term Promissory Note 4 | Pacific Leaf Ventures Lp
Promissory note			$ 500,000
Cash Payment 1 | Pacific Leaf Ventures Lp
Royalty Expense	$ 1,500,000			269,818
Royalty Buyout Payment	$ 1,000,000			1,269,818
Other Expenses				$ 250,000